Significant Accounting Policies - Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Computers and peripheral equipment [Member] | Minimum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Property and equipment	15.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Property and equipment	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Property and equipment	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Property and equipment	15.00%
Vehicles [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Property and equipment	15.00%
Leasehold improvement [Member]
Schedule of Straight-Line Method Over the Estimated Useful Lives of the Assets [Line Items]
Property and equipment		[1]

[1]	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.